Stock Options (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Stock Options [Abstract]
Schedule of Weighted Average Inputs

The grant date fair value was calculated using the Black-Scholes option pricing model using the following weighted average inputs:

	January 31, 2025	January 31, 2024
Risk free interest rate	3.90% – 3.90%	3.90% – 3.90%
Expected term (years)	6.01 – 9.95	6.01 – 9.95
Expected volatility	65.79% – 68.51%	65.79% – 68.51%
Expected dividends	0.00% – 0.00%	0.00% – 0.00%

The grant date fair value was calculated using the Black-Scholes option pricing model using the following weighted average inputs:

	October 31, 2024	October 31, 2023	October 31, 2022
Risk free interest rate	3.90% – 3.90%	1.88% – 2.85%	1.88% – 2.85%
Expected term (years)	6.01 – 9.95	10.00 – 10.00	10.00 – 10.00
Expected volatility	65.79% – 68.51%	65.79% – 81.45%	65.79% – 81.45%
Expected dividends	0.00% – 0.00%	0.00% – 0.00%	0.00% – 0.00%

Schedule of Stock Options

During the quarter ended January 31, 2025, there were no stock options granted. During the quarter ended January 31, 2024, there were 239,990 stock options granted.

	Number of Shares	Weighted Average Shares ($)	Weighted Average (Years)	Intrinsic Value
Balance as of October 31, 2023	2,004,135	$0.08	7.56	$140,289
Recapitalization of options	(777,241)	—	—	—
Issued	239,990	0.15	4.15	1,163,951
Canceled	—	—	—	—
Exercised	—	—	—	—
Balance as of January 31, 2024	1,466,884	$0.09	4.15	$7,200,270

Balance as of October 31, 2024	1,422,307	$0.09	7.02	$6,980,951
Issued	—	—	—	—
Canceled	—	—	—	—
Exercised	—	—	—	—
Balance as of January 31, 2025	1,422,307	$0.09	7.02	$6,980,951

During the year ended October 31, 2024, 2023 and 2022, 239,990, 481,016, and 529,371 stock options were granted, respectively. As of October 31, 2024, 2023, and 2022 the following shares were outstanding:

	Number of Shares	Weighted Average Shares ($)	Weighted Average (Years)	Intrinsic Value
Balance as of November 1, 2021	995,248	$0.08	8.24	$716,579
Issued	529,371	0.08	0.77	381,147
Canceled	—	—	—	—
Exercised	—	—	—	—
Balance as of October 31, 2022	1,524,619	$0.08	8.05	$1,097,726
Issued	481,016	0.08	0.73	33,671
Canceled	—	—	—	—
Exercised	(1,500)	0.08	0.73	—
Balance as of October 31, 2023	2,004,135	$0.08	7.56	$140,289
Recapitalization of options	(777,241)	—	—	—
Issued	239,990	0.15	1.37	1,163,951
Canceled	(44,577)	0.08	5.65	—
Expired	—	—	—	—
Exercised	—	—	—	—
Balance as of October 31, 2024	1,422,307	$0.09	7.02	$6,980,951